(17) Common Stock	3 Months Ended
Dec. 31, 2013
Notes
(17) Common Stock

(17)         COMMON STOCK

Authorized Shares

The Company held an Annual Shareholders meeting on February 28, 2013, at which time the shareholders approved a reverse stock split at a ratio of 200 for 1 and reduced the total authorized shares of common stock to 15,000,000 shares. The retroactive effect of the reverse stock split has been reflected throughout these financial statements.

Common Stock Issuances

During the three months ended December 31, 2013, the Company issued 483 shares of common stock to pay $9,427 of accrued dividends on Series D Preferred stock; 760 shares of common stock to pay $15,000 of Board of Director fees for services rendered during the fourth fiscal quarter ended September 30, 2013; and 5,200 shares of common stock were issued from the exercise of options and warrants providing net cash proceeds to the Company of $8,000.   Subsequent to December 31, 2013, the Company issued 496 shares of common stock as payment of dividends on Series D Preferred stock for the first fiscal quarter ended December 31, 2013, valued at $9,427.